Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Deferred Revenue [Abstract]
Disclosure of detailed information about changes in deferred revenue [Table Text Block]
Balance, January 1, 2019	$566,078
Amortization of deferred revenue
Liability drawdown	(92,398)
Variable consideration adjustments - prior periods	16,295
Accretion on streaming arrangements
Current year additions	63,725
Variable consideration adjustments - prior periods	6,047
Effects of changes in foreign exchange	4,009
Balance, December 31, 2019	$563,756
Amortization of deferred revenue
Liability drawdown	(67,263)
Variable consideration adjustments - prior periods	(6,668)
Accretion on streaming arrangements (note 6g)
Current year additions	60,362
Variable consideration adjustments - prior periods	(3,692)
Effects of changes in foreign exchange	189
Balance, December 31, 2020	$546,684

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Current	$102,782	$86,933
Non-current	443,902	476,823
	$546,684	$563,756